Risk Management - Portfolio Concentration Credit Risk Industry Sector (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and due from banks
Credit risk
Financial assets	$ 880,081	$ 1,057,393
Cash and due from banks | Financial Services
Credit risk
Financial assets	758,274	894,972
Cash and due from banks | Chilean Central Bank
Credit risk
Financial assets	121,807	162,421
Financial assets held-for-trading
Credit risk
Financial assets	1,745,366	1,538,578
Financial assets held-for-trading | Financial Services
Credit risk
Financial assets	221,894	221,414
Financial assets held-for-trading | Chilean Central Bank
Credit risk
Financial assets	1,434,986	1,062,558
Financial assets held-for-trading | Government
Credit risk
Financial assets	88,486	254,606
Cash collateral on securities borrowed and reverse repurchase agreements
Credit risk
Financial assets	97,289	91,641
Cash collateral on securities borrowed and reverse repurchase agreements | Financial Services
Credit risk
Financial assets	29,031	32,555
Cash collateral on securities borrowed and reverse repurchase agreements | Chilean Central Bank
Credit risk
Financial assets	742
Cash collateral on securities borrowed and reverse repurchase agreements | Government
Credit risk
Financial assets		2,576
Cash collateral on securities borrowed and reverse repurchase agreements | Trade
Credit risk
Financial assets	37,520	24,717
Cash collateral on securities borrowed and reverse repurchase agreements | Mining
Credit risk
Financial assets	5,017	12,522
Cash collateral on securities borrowed and reverse repurchase agreements | Electricity, Gas and Water
Credit risk
Financial assets	4,466	7,464
Cash collateral on securities borrowed and reverse repurchase agreements | Agriculture and livestock
Credit risk
Financial assets	3,096	13
Cash collateral on securities borrowed and reverse repurchase agreements | Fishing
Credit risk
Financial assets	59	672
Cash collateral on securities borrowed and reverse repurchase agreements | Transportation and telecommunications
Credit risk
Financial assets	15,637	7,382
Cash collateral on securities borrowed and reverse repurchase agreements | Services
Credit risk
Financial assets	985	3,740
Cash collateral on securities borrowed and reverse repurchase agreements | Other
Credit risk
Financial assets	736
Loans and advances to banks
Credit risk
Financial assets	1,495,396	760,285
Loans and advances to banks | Financial Services
Credit risk
Financial assets	394,565	409,369
Loans and advances to banks | Chilean Central Bank
Credit risk
Financial assets	1,100,831	350,916
Central Bank of Chile
Credit risk
Financial assets	1,100,831	350,916
Central Bank of Chile | Chilean Central Bank
Credit risk
Financial assets	1,100,831	350,916
Domestic banks
Credit risk
Financial assets	100,023	120,017
Domestic banks | Financial Services
Credit risk
Financial assets	100,023	120,017
Foreign banks
Credit risk
Financial assets	294,542	289,352
Foreign banks | Financial Services
Credit risk
Financial assets	294,542	289,352
Loans to customers
Credit risk
Financial assets	27,926,632	25,451,513
Loans to customers | Financial Services
Credit risk
Financial assets	2,122,599	1,851,649
Loans to customers | Retail (Individuals)
Credit risk
Financial assets	12,488,234	11,490,695
Loans to customers | Trade
Credit risk
Financial assets	2,324,325	2,035,129
Loans to customers | Manufacturing
Credit risk
Financial assets	1,579,475	1,399,692
Loans to customers | Mining
Credit risk
Financial assets	453,549	422,176
Loans to customers | Electricity, Gas and Water
Credit risk
Financial assets	461,351	565,695
Loans to customers | Agriculture and livestock
Credit risk
Financial assets	1,582,520	1,354,069
Loans to customers | Fishing
Credit risk
Financial assets	156,472	145,266
Loans to customers | Transportation and telecommunications
Credit risk
Financial assets	1,498,142	1,612,930
Loans to customers | Construction
Credit risk
Financial assets	1,752,237	1,493,373
Loans to customers | Services
Credit risk
Financial assets	2,109,491	1,964,238
Loans to customers | Other
Credit risk
Financial assets	1,398,237	1,116,601
Commercial loans
Credit risk
Financial assets	15,438,398	13,960,818
Commercial loans | Financial Services
Credit risk
Financial assets	2,122,599	1,851,649
Commercial loans | Trade
Credit risk
Financial assets	2,324,325	2,035,129
Commercial loans | Manufacturing
Credit risk
Financial assets	1,579,475	1,399,692
Commercial loans | Mining
Credit risk
Financial assets	453,549	422,176
Commercial loans | Electricity, Gas and Water
Credit risk
Financial assets	461,351	565,695
Commercial loans | Agriculture and livestock
Credit risk
Financial assets	1,582,520	1,354,069
Commercial loans | Fishing
Credit risk
Financial assets	156,472	145,266
Commercial loans | Transportation and telecommunications
Credit risk
Financial assets	1,498,142	1,612,930
Commercial loans | Construction
Credit risk
Financial assets	1,752,237	1,493,373
Commercial loans | Services
Credit risk
Financial assets	2,109,491	1,964,238
Commercial loans | Other
Credit risk
Financial assets	1,398,237	1,116,601
Mortgage loans
Credit risk
Financial assets	8,052,073	7,477,236
Mortgage loans | Retail (Individuals)
Credit risk
Financial assets	8,052,073	7,477,236
Consumer loans
Credit risk
Financial assets	4,436,161	4,013,459
Consumer loans | Retail (Individuals)
Credit risk
Financial assets	4,436,161	4,013,459
Financial assets available-for-sale
Credit risk
Financial assets		1,526,315
Financial assets available-for-sale | Financial Services
Credit risk
Financial assets		1,107,037
Financial assets available-for-sale | Chilean Central Bank
Credit risk
Financial assets		207,474
Financial assets available-for-sale | Government
Credit risk
Financial assets		148,894
Financial assets available-for-sale | Trade
Credit risk
Financial assets		31,833
Financial assets available-for-sale | Manufacturing
Credit risk
Financial assets		8,589
Financial assets available-for-sale | Mining
Credit risk
Financial assets		7,662
Financial assets available-for-sale | Electricity, Gas and Water
Credit risk
Financial assets		2,883
Financial assets available-for-sale | Agriculture and livestock
Credit risk
Financial assets		6,972
Financial assets available-for-sale | Transportation and telecommunications
Credit risk
Financial assets		4,971
FVOCI
Credit risk
Financial assets	1,053,191
FVOCI | Financial Services
Credit risk
Financial assets	798,951
FVOCI | Chilean Central Bank
Credit risk
Financial assets	135,145
FVOCI | Government
Credit risk
Financial assets	29,077
FVOCI | Trade
Credit risk
Financial assets	22,390
FVOCI | Electricity, Gas and Water
Credit risk
Financial assets	8,245
FVOCI | Transportation and telecommunications
Credit risk
Financial assets	4,938
FVOCI | Other
Credit risk
Financial assets	54,445
Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading
Credit risk
Financial assets	1,523,472	1,317,164
Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading | Chilean Central Bank
Credit risk
Financial assets	1,434,986	1,062,558
Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading | Government
Credit risk
Financial assets	88,486	254,606
Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets available-for-sale
Credit risk
Financial assets		356,368
Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets available-for-sale | Chilean Central Bank
Credit risk
Financial assets		207,474
Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets available-for-sale | Government
Credit risk
Financial assets		148,894
Instruments issued by the Chilean Governments and Central Bank of Chile | FVOCI
Credit risk
Financial assets	164,222
Instruments issued by the Chilean Governments and Central Bank of Chile | FVOCI | Chilean Central Bank
Credit risk
Financial assets	135,145
Instruments issued by the Chilean Governments and Central Bank of Chile | FVOCI | Government
Credit risk
Financial assets	29,077
Other instruments issued in Chile | Financial assets held-for-trading
Credit risk
Financial assets	129,607	221,092
Other instruments issued in Chile | Financial assets held-for-trading | Financial Services
Credit risk
Financial assets	129,607	221,092
Other instruments issued in Chile | Financial assets available-for-sale
Credit risk
Financial assets		1,168,913
Other instruments issued in Chile | Financial assets available-for-sale | Financial Services
Credit risk
Financial assets		1,106,003
Other instruments issued in Chile | Financial assets available-for-sale | Trade
Credit risk
Financial assets		31,833
Other instruments issued in Chile | Financial assets available-for-sale | Manufacturing
Credit risk
Financial assets		8,589
Other instruments issued in Chile | Financial assets available-for-sale | Mining
Credit risk
Financial assets		7,662
Other instruments issued in Chile | Financial assets available-for-sale | Electricity, Gas and Water
Credit risk
Financial assets		2,883
Other instruments issued in Chile | Financial assets available-for-sale | Agriculture and livestock
Credit risk
Financial assets		6,972
Other instruments issued in Chile | Financial assets available-for-sale | Transportation and telecommunications
Credit risk
Financial assets		4,971
Other instruments issued in Chile | FVOCI
Credit risk
Financial assets	779,613
Other instruments issued in Chile | FVOCI | Financial Services
Credit risk
Financial assets	689,595
Other instruments issued in Chile | FVOCI | Trade
Credit risk
Financial assets	22,390
Other instruments issued in Chile | FVOCI | Electricity, Gas and Water
Credit risk
Financial assets	8,245
Other instruments issued in Chile | FVOCI | Transportation and telecommunications
Credit risk
Financial assets	4,938
Other instruments issued in Chile | FVOCI | Other
Credit risk
Financial assets	54,445
Instruments issued by foreign institutions | Financial assets held-for-trading
Credit risk
Financial assets	4,446	322
Instruments issued by foreign institutions | Financial assets held-for-trading | Financial Services
Credit risk
Financial assets	4,446	322
Instruments issued by foreign institutions | Financial assets available-for-sale
Credit risk
Financial assets		1,034
Instruments issued by foreign institutions | Financial assets available-for-sale | Financial Services
Credit risk
Financial assets		1,034
Instruments issued by foreign institutions | FVOCI
Credit risk
Financial assets	109,356
Instruments issued by foreign institutions | FVOCI | Financial Services
Credit risk
Financial assets	109,356
Mutual fund investments | Financial assets held-for-trading
Credit risk
Financial assets	87,841
Mutual fund investments | Financial assets held-for-trading | Financial Services
Credit risk
Financial assets	87,841
Derivative contracts for trading purposes
Credit risk
Financial assets	1,478,533	1,220,092
Derivative contracts for trading purposes | Financial Services
Credit risk
Financial assets	960,482	890,611
Derivative contracts for trading purposes | Trade
Credit risk
Financial assets	59,550	53,903
Derivative contracts for trading purposes | Manufacturing
Credit risk
Financial assets	20,697	15,909
Derivative contracts for trading purposes | Mining
Credit risk
Financial assets	62	3,400
Derivative contracts for trading purposes | Electricity, Gas and Water
Credit risk
Financial assets	15,404	4,763
Derivative contracts for trading purposes | Agriculture and livestock
Credit risk
Financial assets	15,706	3,205
Derivative contracts for trading purposes | Fishing
Credit risk
Financial assets	2,740	228
Derivative contracts for trading purposes | Transportation and telecommunications
Credit risk
Financial assets	2,333	9,664
Derivative contracts for trading purposes | Construction
Credit risk
Financial assets	1,194	41
Derivative contracts for trading purposes | Services
Credit risk
Financial assets	74,582	238,368
Derivative contracts for trading purposes | Other
Credit risk
Financial assets	325,783
Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	735,444	506,614
Derivative contracts for trading purposes | Forwards | Financial Services
Credit risk
Financial assets	374,006	245,873
Derivative contracts for trading purposes | Forwards | Trade
Credit risk
Financial assets	7,194	7,666
Derivative contracts for trading purposes | Forwards | Manufacturing
Credit risk
Financial assets	13,328	9,860
Derivative contracts for trading purposes | Forwards | Mining
Credit risk
Financial assets	40	2,561
Derivative contracts for trading purposes | Forwards | Electricity, Gas and Water
Credit risk
Financial assets	10,288	84
Derivative contracts for trading purposes | Forwards | Agriculture and livestock
Credit risk
Financial assets	4,211	54
Derivative contracts for trading purposes | Forwards | Fishing
Credit risk
Financial assets	411	219
Derivative contracts for trading purposes | Forwards | Transportation and telecommunications
Credit risk
Financial assets	98	2,368
Derivative contracts for trading purposes | Forwards | Construction
Credit risk
Financial assets	455	29
Derivative contracts for trading purposes | Forwards | Services
Credit risk
Financial assets	296	237,900
Derivative contracts for trading purposes | Forwards | Other
Credit risk
Financial assets	325,117
Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	738,130	710,123
Derivative contracts for trading purposes | Swaps | Financial Services
Credit risk
Financial assets	584,743	643,735
Derivative contracts for trading purposes | Swaps | Trade
Credit risk
Financial assets	51,916	44,773
Derivative contracts for trading purposes | Swaps | Manufacturing
Credit risk
Financial assets	7,348	5,563
Derivative contracts for trading purposes | Swaps | Mining
Credit risk
Financial assets	22	839
Derivative contracts for trading purposes | Swaps | Electricity, Gas and Water
Credit risk
Financial assets	4,026	4,679
Derivative contracts for trading purposes | Swaps | Agriculture and livestock
Credit risk
Financial assets	10,006	2,862
Derivative contracts for trading purposes | Swaps | Fishing
Credit risk
Financial assets	2,249	9
Derivative contracts for trading purposes | Swaps | Transportation and telecommunications
Credit risk
Financial assets	2,235	7,244
Derivative contracts for trading purposes | Swaps | Construction
Credit risk
Financial assets	680
Derivative contracts for trading purposes | Swaps | Services
Credit risk
Financial assets	74,250	419
Derivative contracts for trading purposes | Swaps | Other
Credit risk
Financial assets	655
Derivative contracts for trading purposes | Call Options
Credit risk
Financial assets	4,839	514
Derivative contracts for trading purposes | Call Options | Financial Services
Credit risk
Financial assets	1,669	269
Derivative contracts for trading purposes | Call Options | Trade
Credit risk
Financial assets	389	32
Derivative contracts for trading purposes | Call Options | Manufacturing
Credit risk
Financial assets	16	90
Derivative contracts for trading purposes | Call Options | Electricity, Gas and Water
Credit risk
Financial assets	1,090
Derivative contracts for trading purposes | Call Options | Agriculture and livestock
Credit risk
Financial assets	1,489	67
Derivative contracts for trading purposes | Call Options | Fishing
Credit risk
Financial assets	80
Derivative contracts for trading purposes | Call Options | Transportation and telecommunications
Credit risk
Financial assets		52
Derivative contracts for trading purposes | Call Options | Construction
Credit risk
Financial assets	59	1
Derivative contracts for trading purposes | Call Options | Services
Credit risk
Financial assets	36	3
Derivative contracts for trading purposes | Call Options | Other
Credit risk
Financial assets	11
Derivative contracts for trading purposes | Put Options
Credit risk
Financial assets	120	2,841
Derivative contracts for trading purposes | Put Options | Financial Services
Credit risk
Financial assets	64	734
Derivative contracts for trading purposes | Put Options | Trade
Credit risk
Financial assets	51	1,432
Derivative contracts for trading purposes | Put Options | Manufacturing
Credit risk
Financial assets	5	396
Derivative contracts for trading purposes | Put Options | Agriculture and livestock
Credit risk
Financial assets		222
Derivative contracts for trading purposes | Put Options | Construction
Credit risk
Financial assets		11
Derivative contracts for trading purposes | Put Options | Services
Credit risk
Financial assets		46
Hedge derivative contracts
Credit risk
Financial assets	35,414	27,849
Hedge derivative contracts | Financial Services
Credit risk
Financial assets	35,414	27,849
Hedge derivative contracts | Swaps
Credit risk
Financial assets	35,414	27,849
Hedge derivative contracts | Swaps | Financial Services
Credit risk
Financial assets	$ 35,414	$ 27,849